Average Annual Total Returns - INVESCO MUNICIPAL INCOME FUND	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Investor Class InceptionDate	Investor Class 1Year	Investor Class 5Years	Investor Class 10Years		Class R6 InceptionDate	Class R6 1Year	Class R6 5Years		Class R6 10Years		S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper General Municipal Debt Funds Index 1Year	Lipper General Municipal Debt Funds Index 5Years	Lipper General Municipal Debt Funds Index 10Years
Total	Aug. 01, 1990	0.21%	2.97%	4.51%	0.21%	2.97%	4.51%	1.28%	3.09%	4.42%	Aug. 13, 1993	2.88%	3.12%	4.32%	Aug. 12, 2005	4.91%	4.14%	5.24%	Jul. 15, 2013	4.82%	3.99%	5.06%	[1]	Apr. 04, 2017	4.98%	4.11%	[1]	5.08%	[1]	4.95%	3.83%	4.66%	5.84%	4.37%	5.46%	5.00%	4.02%	5.02%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.